Segment Reporting - Revenue By Geographic Locations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 29, 2017	Jul. 30, 2017	Apr. 30, 2017	Jan. 29, 2017	Oct. 30, 2016	Jul. 24, 2016	Apr. 24, 2016	Jan. 24, 2016	Oct. 29, 2017	Oct. 30, 2016		Oct. 25, 2015
Revenues attributable to U.S. and Foreign countries
Revenues	$ 2,492,608	$ 2,207,375	$ 2,187,309	$ 2,280,227	$ 2,627,941	$ 2,302,376	$ 2,300,235	$ 2,292,672	$ 9,167,519	$ 9,523,224	[1]	$ 9,263,863
United States
Revenues attributable to U.S. and Foreign countries
Revenues									8,631,325	9,012,797		8,721,722
Foreign
Revenues attributable to U.S. and Foreign countries
Revenues									$ 536,194	$ 510,427		$ 542,141

[1]	Fiscal 2016 included 53 weeks